FAIR VALUE MEASUREMENTS - Schedule of New Revolving Facility (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt			$ 112,629
Carrying amount | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 71,615	$ 78,727	82,582
Fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt			117,573
Fair value | Revolving Credit Facility | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 73,282	$ 79,090	$ 84,422